Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Principal Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation is calculated using the straight-line method over their estimated useful lives. The estimated useful lives are as follows:
Category	Estimated useful lives	Residual value
Buildings	10 years to 50 years	5%
Electronic devices and other general equipment	2 years to 5 years	0%,5%
Leasehold improvements	Over the shorter of lease term or the estimated useful lives of the assets	0%

Schedule of Percentage of Accounts Payable	The following table sets forth a summary of single customers who represent 10% or more of the Group’s total accounts receivable:
	As of December 31,
	2022		2023
Percentage of the Group’s accounts receivable	Amount	%	Amount	%
Customer A	4,000	100.0	4,000	42.6
Customer B	*	*	5,380	57.4
*	Represent percentage less than 10%

Schedule of Percentage of Accounts Payable	The following table sets forth a summary of single suppliers who represent 10% or more of the Group’s total accounts payable:
	As of December 31,
	2022		2023
Percentage of the Group’s accounts payable	Amount	%	Amount	%
Supplier A	672,725	23.0	530,104	35.2
Supplier B	*	*	356,360	23.7
Supplier C	581,477	19.9	*	*
*	Represent percentage less than 10%